Note 4 - Acquisitions - Total Consideration Transferred in Acquisition of Simplified Companies (Details) - Simplified Companies [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination [Line Items]
[custom:BusinessCombinationConsiderationTransferredCash-0]		$ 400,000
Business Combination, Consideration Transferred, Liabilities Incurred	$ 485,527	85,527
[custom:BusinessCombinationConsiderationTransferredEquitySecurities1-0]	990,000	250,000
[custom:BusinessCombinationContingentConsiderationArrangementsEquity-0]	692,469	740,000
[custom:BusinessCombinationContingentConsiderationArrangementsOther-0]		692,469
Business Combination, Consideration Transferred	$ 2,167,996	$ 2,167,996